INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets

(US$ MILLIONS)	Water and sewage concession agreements	Customer relationships	Computer software and proprietary technology	Brands and trademarks	Other	Total
Gross carrying amount
Balance at January 1, 2022	$2,054	$374	$2,004	$297	$358	$5,087
Additions	256	—	114	—	69	439
Acquisitions through business combinations (1)	—	4,185	710	295	27	5,217
Dispositions	(1)	—	—	—	—	(1)
Assets reclassified as held for sale	(19)	(140)	—	—	—	(159)
Foreign currency translation	142	(12)	(15)	—	(5)	110
Balances at December 31, 2022	$2,432	$4,407	$2,813	$592	$449	$10,693
Additions	249	—	112	—	48	409
Dispositions	(3)	(807)	(1,937)	(346)	(89)	(3,182)
Foreign currency translation	203	21	5	—	14	243
Balance at December 31, 2023	$2,881	$3,621	$993	$246	$422	$8,163
Accumulated amortization and impairment
Balance at January 1, 2022	$(237)	$(115)	$(466)	$—	$(43)	$(861)
Amortization and impairment expense	(96)	(217)	(214)	(11)	(23)	(561)
Dispositions	2	—	—	—	—	2
Assets reclassified as held for sale	10	19	—	—	—	29
Foreign currency translation	(16)	3	5	—	1	(7)
Balances at December 31, 2022	$(337)	$(310)	$(675)	$(11)	$(65)	$(1,398)
Amortization and impairment expense	(85)	(291)	(288)	(19)	(28)	(711)
Dispositions	—	240	669	6	14	929
Foreign currency translation	(48)	1	1	—	(6)	(52)
Balance at December 31, 2023	$(470)	$(360)	$(293)	$(24)	$(85)	$(1,232)
Net book value
December 31, 2022	$2,095	$4,097	$2,138	$581	$384	$9,295
December 31, 2023	$2,411	$3,261	$700	$222	$337	$6,931
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(1)See Note 3 for additional information.

(US$ MILLIONS)	2023	2022
Balance at beginning of year	$6,914	$2,216
Acquisitions through business combinations (1)	—	4,836
Impairment	(599)	—
Dispositions	(577)	—
Assets reclassified as held for sale	—	(11)
Foreign currency translation	(36)	(127)
Balance at end of year	$5,702	$6,914
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(1)See Note 3 for additional information.